Bonds	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [text block] [Abstract]
BONDS
19	BONDS

As of December 31, this item includes:

	Total		Current		Non-current
	2020	2021	2020	2021	2020	2021

Tren Urbano de Lima S.A. (a)	624,454	626,697	21,081	24,496	603,373	602,201
Red Vial 5 S.A. (b)	280,848	251,933	32,819	36,637	248,029	215,296
AENZA S.A.A. (c)	-	356,010	-	3,809	-	352,201
Cumbra Peru S.A. (d)	27,457	26,282	4,546	4,896	22,911	21,386
	932,759	1,260,922	58,446	69,838	874,313	1,191,084

a)	Tren Urbano de Lima S.A.

In February 2015, the subsidiary Tren Urbano de Lima S.A. issue corporate bonds under Regulation S of the United States of America. The issuance was made in VAC soles (adjusted for the Constant Update Value) for an amount of S/629 million. The bonds expire in November 2039 and accrue interest at a rate of 4.75% (plus the VAC adjustment), present a risk rating of AA + (local scale) granted by Support & International Associates Risk Classifier. As of December 31, 2021, an accumulated amortization amounting to S/106.9 million (S/90.6 million as of December 31, 2020) has been made.

As of December 31, 2021, the balance includes VAC adjustments and interest payable for S/121.1 million (S/103.4 million as of December 31, 2020).

The account movement for the periods ended December 31, 2019, 2020 and 2021 is as follows:

	2019	2020	2021

Balance at January, 1	611,660	618,497	624,454
Amortization	(11,330)	(11,582)	(16,376)
Accrued interest	48,253	47,615	49,013
Interest paid	(30,086)	(30,076)	(30,394)
Balance at December, 31	618,497	624,454	626,697

As of December 31, 2020 and 2021, Tren Urbano de Lima S.A. has complied with the corresponding covenants.

As of December 31, 2021, the fair value amounts to S/626.8 million (S/710 million, as of December 31, 2020), this is based on discounted cash flows using the rate of 4.9% (3.6% as of December 31, 2020) and corresponds to level 3 of the fair value hierarchy.

b)	Red Vial 5 S.A.

Between 2015 and 2016, the subsidiary Red Vial 5 S.A. issued Corporate Bond on the Lima Stock Exchange for a total S/365 million. Risk rating agencies Equilibrium y Apoyo & Asociados Internacionales graded this debt instrument AA.

The capital raised was used to finance the construction of the second phase of Red Vial No.5 and the financing of VAT arising from a project-related expenses.

The account movement for the periods ended December 31, 2019, 2020 and 2021 is as follows:

	2019	2020	2021

Balance at January, 1	325,382	305,545	280,848
Amortization	(20,005)	(24,820)	(28,836)
Accrued interest	23,482	24,619	22,315
Capitalized interest	2,725	-	-
Interest paid	(26,039)	(24,496)	(22,394)
Balance at December, 31	305,545	280,848	251,933

As of December 31, 2020 and 2021, Red Vial 5 S.A. has complied with the covenants.

As of December 31, 2021, the fair value amounts to S/260 million (S/304.7 million as of December 31, 2020), is based on discounted cash flows using rate 8.1% as of December 31, 2020 and 2021, and is within level 2 of the fair value hierarchy.

c)	AENZA S.A.A.

On August 2021 13, AENZA S.A.A. issued bonds convertible (hereinafter, the “Bonds”) into common shares with voting rights. The total amount of the issue was US$89.9 million, issuing 89,970 bonds, each with a nominal value of US$ 1,000.

The placement of these bonds was executed locally and is the result of the exercise of the preemptive subscription right provided by the applicable legislation, as well as their subsequent private offering. The Bonds have been made available to investors only in Peru pursuant to the provisions of the applicable Peruvian legislation. The bonds mature in February 2024, bear interest at a rate of 8%, and are payable quarterly.

Pursuant to the terms and conditions of the convertible bond, they may be converted into shares as of the sixth month from the date of issuance, according to the following procedure: 1) the conversion day is the last business day of each month; 2) the conversion may be total or partial; 3) the conversion notice must be sent to the Bondholders’ Representative no later than 5 business days prior to the conversion date; and 4) the conversion price will be the minimum between (i) US$0. 33 (Zero and 33/100 Dollars) per Share, and (ii) 80% of the average price of the transactions occurring thirty (30) days prior to the Conversion Date, weighted by the volume of each transaction. The conversion will be made by dividing the current nominal value of each bond by the conversion price.

As of December 31, 2021, the principal balance amounts to US$89.9 million equivalent to S/359.7 million. The debt balance net of costs incurred amounts to S/356 million.

As of December 31, 2021, the fair value amounts to S/361.1 million, is based on discounted cash flows using rate 8.1% and is within level 3 of the fair value hierarchy.

d)	Cumbra Peru S.A.

At the beginning of 2020, the subsidiary Cumbra Peru S.A. prepared the First Private Bond Program, up to a maximum amount of US$8 million.

In the first quarter of the year 2020, bonds issued amounts to US$7.8 million (equivalent to S/25.9 million) under the debt swap modality, related to its outstanding business obligations.

The bonds mature in December 2027 and bear interest at a rate of 8.5%, payment is semi-annual and have a risk rating of B-, granted by the rating company Moody’s Peru. As of December 31, 2021, the balance includes accrued interest payable for US$0.3 million, equivalent to S/1 million (US$0.6 million, equivalent to S/2.2 million, as of December 31, 2020).

The account movement for the periods ended December 31, 2020 and 2021 is as follows:

	2020	2021

Balance at January, 1	-	27,457
Additions	25,871	-
Amortization	(1,579)	(3,687)
Exchange difference	2,153	2,561
Accrued interest	2,152	2,219
Interest paid	(1,140)	(2,268)
Balance at December, 31	27,457	26,282

As of December 31, 2021, the fair value amounts to S/27.1 million (S/28.6 million as of December 31, 2020), is based on discounted cash flows using a rate of 7.4% (7.1% as of December 31, 2020) and is within level 3 of the fair value hierarchy.